Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities
Accrued compensation and other payroll liabilities	$ 20	$ 137	$ 306
Legal costs	269	106	91
Accrued interest		43	38
Lease liability	18
Other research and development expenses	54	135
Other general and administrative expenses	21	17	53
Total	$ 382	$ 438	$ 1,010